Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Significant Accounting Policies [Abstract]
Schedule of estimated useful lives of property and equipment
Wifi equipment	– 3 years
Office equipment	– 3 to 5 years
Vehicles	– 5 years

Schedule of weighted average economic lives of intangible assets
Software	– 5 years
Trademarks	– 10 years